Loans and Allowance for Credit Losses - Summary of Gross Carrying Amount of Loans Measured at Amortized Cost - Undrawn Loan Commitments Wholesale (Detail) - Wholesale [member] - Undrawn loan commitments [member] - CAD ($)
$ in Millions
	Apr. 30, 2025	Oct. 31, 2024
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	$ 541,260	$ 533,783
Investment grade [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	355,488	345,752
Non investment grade [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	181,788	184,724
Not rated [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	3,984	3,307
Stage one exposure [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	525,667	518,738
Stage one exposure [member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	354,793	345,236
Stage one exposure [member] | Non investment grade [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	166,910	170,212
Stage one exposure [member] | Not rated [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	3,964	3,290
Stage two exposure [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	15,593	15,045
Stage two exposure [member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	695	516
Stage two exposure [member] | Non investment grade [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	14,878	14,512
Stage two exposure [member] | Not rated [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	$ 20	$ 17